Patents	9 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 3 – Patents

Patents and trademarks are as follows:

	September 30, 2017	September 30, 2016
Patents and trademarks under development	$123,412	$-

Patents issued	398	398
Less accumulated amortization	(353)	(315)
	45	83

Patents, net	$123,457	$83

Amortization expense for intangible assets during the nine month periods ended September 30, 2017 and 2016 was $23 and $23, respectively. Costs totaling $123,412 for new patents and trademarks under development (but as yet not awarded) are capitalized at September 30, 2017. The patents and trademarks under development will not be amortized until formally issued.

In addition to its three original patents IronClad also has six, and soon to be nine, patents pending (both in the US and internationally). These pending patents expand upon the initial scope of the original “seminal” patents and provide up to 20 additional years of enforceable intellectual property rights regarding authentication, validation, and encryption for all electronic transmissions associated devices. IronClad’s current and original patent portfolio includes three granted US patents. One patent expired in September 2017 and two are scheduled to expire in 2018.